Document And Entity Information	6 Months Ended
Jun. 30, 2024
Document and Entity Information
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity Registrant Name	TCTM KIDS IT EDUCATION INC.
Entity Central Index Key	0001592560
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false